SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of share-based payment arrangements [Abstract]
Disclosure of share-based payment expense

	US Dollars
Figures in millions	2024	2023	2022
Equity-settled share incentive schemes
Deferred Share Plan (DSP)	17	15	18
Performance Share Plan (PSP)	11	—	—
Total share-based payment expense	28	15	18

Disclosure of fair value, assumptions and terms of equity schemes

Award date (unvested awards and awards vested during the year)	2024	2023	2022
Calculated fair value (in ZAR)	338.94	317.99	335.04
Award date	26 Feb 2024	24 Feb 2023	24 Feb 2022
Expiry date	26 Feb 2034	25 Feb 2033	24 Feb 2032

Award date (unvested awards)	2024

Calculated fair value (in USD)	14.28
Award date	26 Feb 2024
Expiry date	26 Feb 2034
The significant
valuation inputs and assumptions are:

Valuation inputs and assumptions	2024
Expected weighted average volatility	46.12%
Vesting period	3 years
Expected dividend yield	1.77%
US Risk-free interest rate	4.75%
Expected forfeiture rate	9.23%
Weighted average share price (in USD)	24.90
Weighted average fair value (in USD)	14.28

Disclosure of activity of equity schemes

	Number of shares
	2024	2023	2022
Awards outstanding at beginning of year	3,231,930	2,483,608	2,692,383
Awards granted during the year (1)	1,223,717	1,436,917	793,955
Awards lapsed during the year	(78,617)	(224,391)	(163,697)
Awards exercised during the year	(1,297,924)	(863,641)	(839,033)
Awards transferred from BSP scheme	—	370,628	—
Awards transferred from LTIP scheme	—	28,809	—
Awards outstanding at end of year	3,079,106	3,231,930	2,483,608
Awards exercisable at end of year	726,440	1,157,900	693,211
(1)Disclosure in 2023 revised due to the exclusion of 119,532 awards.

Number of shares	2024

Awards outstanding at beginning of year	—
Awards granted during the year	2,129,875
Awards lapsed during the year	(52,141)
Awards exercised during the year	(7,685)
Awards outstanding at end of year	2,070,049